Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 24,084	$ 542,591
Restricted cash		24,804	51,139
Notes receivables		1,443
Accounts receivable, net		819,458	640,778
Inventories, net		250,885	291,029
Prepaid expenses and other current assets, net		87,343	662,877
Restricted Time deposit, net		10,493,772
Total current assets		12,649,276	3,121,054
Non-current assets:
Intangible asset, net		487,693	523,846
Property, plant and equipment, net		4,507,236	5,094,545
Real estate properties for lease, net		435,876	60,908
Operating lease right-of-use assets, net		279,627	59,680
Other non-current assets		38,594	34,624
Total non-current assets		5,749,026	5,773,603
TOTAL ASSETS		18,398,302	8,894,657
Current liabilities:
Short-term bank borrowings		2,692,654	2,648,199
Accrued expenses and other current liabilities		3,986,268	4,674,876
Accounts payable		812,300	409,124
Amounts due to related parties, current		2,067,178	2,162,876
Long-term bank borrowings-current portion		56,381	123,299
Convertible Note		604,664	868,925
Operating lease liabilities- current		50,084	59,680
Deferred revenue- current		7,603
Total current liabilities		10,277,132	10,946,979
Non-current liabilities:
Long-term bank borrowings		2,938,338	2,814,862
Other non-current liabilities		11,654	306,766
Deferred revenue		53,230
Operating lease liabilities- non current		229,543
Total non-current liabilities		3,232,765	3,121,628
TOTAL LIABILITIES		13,509,897	14,068,607
Commitments and Contingencies
Equity (deficit)
Ordinary shares (no par value, unlimited shares authorized as of December 31, 2024 and 2025, respectively; 619,611 and 4,701,331 ordinary shares issued as of December 31, 2024 and 2025, respectively; 559,611 and 4,641,331 number of ordinary shares outstanding as of December 31, 2024 and 2025, respectively)	[1]	14,104	1,859
Class A Preferred shares (no par value; 274,367 shares issued and outstanding as of December 31, 2025)	[1]	823
Additional paid in capital		21,915,865	8,962,753
Accumulated deficit		(16,303,616)	(13,731,023)
Accumulated other comprehensive income		153,890	557,094
MKDWELL Tech Inc. shareholders’ (deficit)/ equity		5,781,066	(4,209,317)
Non-controlling interests		(892,661)	(964,633)
Total (deficit)/ equity		4,888,405	(5,173,950)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		18,398,302	8,894,657
Related Party [Member]
Current assets:
Amounts due from related parties, net		947,487	932,640
Current liabilities:
Amounts due to related parties, current		$ 2,067,178	$ 2,162,876

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination (Note 1).